Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of financial assets measured at fair value on a recurring basis
	December 31, 2017
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Corporate bonds	$-	$12,929	$-	$12,929
Convertible bonds	-	1,209	-	1,209

Total financial assets	$-	$14,138	$-	$14,138

Liabilities:
Contingent consideration	$-	$-	$1,333	$1,333

Total financials liabilities	$-	$-	$1,333	$1,333

	December 31, 2018
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Corporate bonds	$-	$8,757	$-	$8,757
Convertible bonds	-	1,156	-	1,156

Total financial assets	$-	$9,913	$-	$9,913

Liabilities:
Contingent consideration	$-	$-	$414	$414

Total financials liabilities	$-	$-	$414	$414

Schedule of fair value measurements using significant unobservable inputs
	December 31,
	2017	2018

Opening balance	$3,088	$1,333
Increase in contingent consideration due to acquisitions	-	124
Payment of contingent consideration	(2,109)	(974)
Increase in fair value of contingent consideration	1,587	210
Decrease in fair value of contingent consideration	(1,287)	(248)
Decrease in liability against other receivables	(118)	-
Amortization of interest and exchange rate	172	(31)

Closing balance	$1,333	$414